STOCK-BASED INCENTIVE COMPENSATION PLANS (Tables)	12 Months Ended
Nov. 25, 2018
Share-based Compensation [Abstract]
Stock appreciation rights award activity

SARs activity during the year ended November 25, 2018 was as follows:

	Service SARs				Performance-based SARs
	Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(Units and dollars in thousands)
Outstanding at November 26, 2017	25,300	$5.45	3.5		10,794	$6.05	4.1
Granted	1,547	9.60			—	—
Exercised	(8,726)	4.25			(1,367)	6.19
Forfeited	(250)	8.54			(503)	6.47
Performance adjustment	—	—			293	7.44

Outstanding at November 25, 2018	17,871	$6.36	3.4		9,217	$6.05	3.1

Vested and expected to vest at November 25, 2018	17,745	$6.35	3.4	$146,428	10,018	$6.06	3.2	$85,513

Exercisable at November 25, 2018	12,534	$5.92	2.7	$108,844	5,655	$5.96	2.3	$48,853

	November 25, 2018	November 26, 2017	November 27, 2016
	(Dollars in thousands)
Aggregate intrinsic value of Service SARs exercised during the year	$53,398	$25,572	$1,443
Aggregate intrinsic value of Performance SARs exercised during the year	$6,777	$883	$986

Stock appreciation rights, valuation assumptions

The weighted-average grant date fair values and corresponding weighted-average assumptions used in the Black-Scholes option valuation model were as follows:

	Service SARs Granted			Performance SARs Granted
	2018	2017	2016	2016
Weighted-average grant date fair value	$2.61	$1.61	$1.57	$1.59

Weighted-average assumptions:
Expected life (in years)	4.9	4.9	4.8	5.0
Expected volatility	35.7%	32.5%	36.4%	36.3%
Risk-free interest rate	2.5%	1.9%	1.1%	1.1%
Expected dividend	2.5%	2.7%	2.5%	2.5%

The weighted-average grant date fair value of SARs subject to market conditions was estimated using a Monte Carlo simulation model. The weighted-average grant date fair values and corresponding weighted-average assumptions used in the model were as follows:

Performance SARs Granted
2016
Weighted-average grant date fair value	$2.06

Weighted-average assumptions:
Expected life (in years)	4.8
Expected volatility	36.5%
Risk-free interest rate	1.5%
Expected dividend	2.6%

The weighted-average grant date fair value and corresponding weighted-average assumptions used in the Monte Carlo valuation model were as follows:

	Performance RSU Granted
	2018	2017
Weighted-average grant date fair value	$10.45	$8.23

Weighted-average assumptions:
Expected life (in years)	3.0	3.0
Expected volatility	37.2%	33.5%
Risk-free interest rate	2.3%	1.4%
Expected dividend	2.5%	2.7%

Restricted stock units award activity

Service and Performance RSU activity during the year ended November 25, 2018 was as follows:

	Service RSUs			Performance RSUs
	Units	Weighted- Average Fair Value	Weighted- Average Remaining Contractual Life (Years)	Units	Weighted- Average Fair Value	Weighted- Average Remaining Contractual Life (Years)
	(Units in thousands)
Outstanding at November 26, 2017	547	$6.90	2.4	1,094	$6.90	2.4
Granted	525	9.60		842	9.60
Forfeited	(42)	9.60		(192)	8.07

Outstanding at November 25, 2018	1,030	$8.17	1.7	1,744	$8.08	1.4

Total shareholder return plan activity

Liability award activity during the year ended November 25, 2018 was as follows:

	Phantom Service RSUs			Phantom Performance RSUs
	Units	Weighted- Average Fair Value	Fair Value At Period End	Units	Weighted- Average Fair Value	Fair Value At Period End
	(Units in thousands)
Outstanding at November 26, 2017	8,750	$6.79	$8.45	1,040	$6.93	$8.45
Granted	3,000	9.77		870	9.67
Vested	(1,950)	7.45		—	—
Performance adjustment	90	6.91		—	—
Forfeited	(790)	7.24		(200)	7.80

Outstanding at November 25, 2018	9,100	$7.59	$14.60	1,710	$8.22	$14.60

Expected to vest at November 25, 2018	8,470	$7.53	$14.60	1,530	$8.18	$14.60